Accumulated Other Comprehensive Loss (Tables)	9 Months Ended
Sep. 30, 2021
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Schedule of Other Comprehensive Income (Loss)
Other accumulated comprehensive (loss) income consisted of the following:

	Foreign currency translation adjustment(a)	Pension and other postretirement benefits adjustments net of tax(b)	Accumulated other comprehensive income of unconsolidated affiliates	Hedging instruments	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Venator
Beginning balance, January 1, 2021	$(19)	$(306)	$(5)	$1	$(329)	$—	$(329)
Other comprehensive (loss) income before reclassifications, gross	(30)	—	—	9	(21)	—	(21)
Tax expense	—	—	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	5	—	—	5	—	5
Tax expense	—	—	—	—	—	—	—
Net current-period other comprehensive (loss) income	(30)	5	—	9	(16)	—	(16)
Ending balance, September 30, 2021	$(49)	$(301)	$(5)	$10	$(345)	$—	$(345)

	Foreign currency translation adjustment(d)	Pension and other postretirement benefits adjustments net of tax(e)	Accumulated other comprehensive income of unconsolidated affiliates	Hedging instruments	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Venator
Beginning balance, January 1, 2020	$(97)	$(295)	$(5)	$12	$(385)	$—	$(385)
Other comprehensive income (loss) before reclassifications, gross	29	—	—	(1)	28	—	28
Tax expense	—	—	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	10	—	—	10	—	10
Tax expense	—	—	—	—	—	—	—
Net current-period other comprehensive income (loss)	29	10	—	(1)	38	—	38
Ending balance, September 30, 2020	$(68)	$(285)	$(5)	$11	$(347)	$—	$(347)

(a)Amounts are net of tax of nil as of September 30, 2021 and January 1, 2021, each.
(b)Amounts are net of tax of $50 million as of September 30, 2021 and January 1, 2021, each.
(c)See table below for details about the amounts reclassified from accumulated other comprehensive loss.
(d)Amounts are net of tax of nil as of September 30, 2020 and January 1, 2020, each.
(e)Amounts are net of tax of $50 million as of September 30, 2020 and January 1, 2020, each.

Schedule of Details about Reclassifications from Other Comprehensive Loss

	Three months ended September 30,		Nine months ended September 30,		Affected line item in the statement where net income is presented
	2021	2020	2021	2020
Details about Accumulated Other Comprehensive Loss Components(a):
Amortization of pension and other postretirement benefits:
Actuarial loss	$3	$3	$10	$10	Other income
Prior service credit	—	—	—	—	Other income
Total before tax	3	3	10	10
Income tax expense	—	—	—	—	Income tax expense
Total reclassifications for the period, net of tax	$3	$3	$10	$10

(a)Pension and other postretirement benefit amounts in parentheses indicate credits on our unaudited condensed consolidated statements of operations.